Vanguard Target Retirement 2065 Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (54.0%)
Vanguard Total Stock Market Index Fund Investor Shares	3,568,700	284,283

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	10,598,007	189,280

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	3,353,124	36,918

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	1,395,809	15,787
Total Investment Companies (Cost $481,690)		526,268
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.816% (Cost $75)	744	74
Total Investments (100.0%) (Cost $481,765)		526,342
Other Assets and Liabilities-Net (0.0%)		(45)
Net Assets (100%)		526,297

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At December 31, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Vanguard Target Retirement 2065 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds				Capital	Dec. 31,
	2019		from	Realized	Change in		Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	351	NA1	NA1	—	—	3	—	74
Vanguard Total Bond
Market II Index Fund	29,564	8,048	500	—	(194)	214	—	36,918
Vanguard Total
International Bond
Index Fund	12,616	3,895	160	—	(564)	381	—	15,787
Vanguard Total
International Stock
Index Fund	150,631	26,555	445	—	12,539	2,034	—	189,280
Vanguard Total Stock
Market Index Fund	227,011	36,650	—	—	20,622	1,426	—	284,283
Total	420,173	75,148	1,105	—	32,403	4,058	—	526,342

1Not applicable—purchases and sales are for temporary cash investment purposes.